UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: June 30, 2010
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    August 4, 2010

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 85

Form 13F Information Table Value Total: $715,432,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NORTHSTAR RLTY FIN CORP        COM              66704R100     3181  1191458 SH       SOLE                  1191458
ADFITECH INC                   COM              00687B105     1121   457440 SH       SOLE                   457440
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    16341   660499 SH       SOLE                   660499
ARENA RESOURCES INC            COM              040049108    11467   359471 SH       SOLE                   359471
ALPINE GLOBAL PREMIER PPTYS    COM SBI          02083A103     5244   971107 SH       SOLE                   971107
ALLEGHENY ENERGY INC           COM              017361106    20854  1008417 SH       SOLE                  1008417
BLACKROCK LTD DURATION INC T   COM SHS          09249W101    15007   924633 SH       SOLE                   924633
BP PLC                         SPONSORED ADR    055622104     1008    34914 SH       SOLE                    34914
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2520       21 SH       SOLE                       21
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    23090   289747 SH       SOLE                   289747
BLACKROCK CREDIT ALL INC TR    COM              092508100     6634   554711 SH       SOLE                   554711
CROWN HOLDINGS INC             COM              228368106    11078   442394 SH       SOLE                   442394
COMCAST CORP NEW               Cl A             20030N101     6641   382334 SH       SOLE                   382334
COMCAST CORP NEW               CL A SPL         20030N200     9252   563116 SH       SOLE                   563116
CNA FINL CORP                  COM              126117100    24342   952359 SH       SOLE                   952359
CRYSTAL ROCK HLDGS INC         COM              22940F103      805  1088482 SH       SOLE                  1088482
CRYSTAL RIV CAP INC            COM              229393301     1548  2668291 SH       SOLE                  2668291
DU PONT E I DE NEMOURS & CO    COM              263534109     4293   124104 SH       SOLE                   124104
DST SYS INC DEL                COM              233326107      589    16284 SH       SOLE                    16284
EDISON INTL                    COM              281020107    17783   560627 SH       SOLE                   560627
FIRST OPPORTUNITY FD INC       COM              33587T108     1289   215889 SH       SOLE                   215889
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    10662    28761 SH       SOLE                    28761
FRANKLIN UNVL TR               SH BEN INT       355145103     5931  1022549 SH       SOLE                  1022549
WESTERN ASSET VAR RT STRG FD   COM              957667108     7053   461577 SH       SOLE                   461577
GENERAL COMMUNICATION INC      CL A             369385109    21285  2804284 SH       SOLE                  2804284
GRAPHIC PACKAGING HLDG CO      COM              388689101     2428   770785 SH       SOLE                   770785
HOOPER HOLMES INC              COM              439104100     3485  6114576 SH       SOLE                  6114576
HELIOS MULTI SEC HI INC FD I   COM NEW          42327Y202     2746   586682 SH       SOLE                   586682
HELIOS TOTAL RETURN FUND INC   COM              42327V109     3134   549756 SH       SOLE                   549756
HUNTSMAN CORP                  COM              447011107     1602   184755 SH       SOLE                   184755
INVESCO INSURED CALI MUNI SE   COM              46130W105     2824   217392 SH       SOLE                   217392
NUVEEN FLOATING RATE INCOME    COM              67072T108     1922   177787 SH       SOLE                   177787
NUVEEN MULT CURR ST GV INCM    COM              67090N109     5467   405857 SH       SOLE                   405857
JOHNSON & JOHNSON              COM              478160104    17628   298483 SH       SOLE                   298483
JPMORGAN CHASE & CO            COM              46625H100    12839   350686 SH       SOLE                   350686
NUVEEN MULTI STRAT INC GR FD   COM SHS          67073D102     3795   487836 SH       SOLE                   487836
LOEWS CORP                     COM              540424108    13810   414586 SH       SOLE                   414586
LIBERTY GLOBAL INC             COM SER A        530555101      702    27009 SH       SOLE                    27009
LIBERTY GLOBAL INC             COM SER C        530555309    15518   597064 SH       SOLE                   597064
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    28998   691901 SH       SOLE                   691901
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      259   237828 SH       SOLE                   237828
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105     3473   516818 SH       SOLE                   516818
MFS CHARTER INCOME TR          SH BEN INT       552727109     6821   743808 SH       SOLE                   743808
MFS MULTIMARKET INCOME TR      SH BEN INT       552737108     5927   904810 SH       SOLE                   904810
MCCLATCHY CO                   CL A             579489105        0    25380 SH       SOLE                    25380
MTR GAMING GROUP INC           COM              553769100     2145  1323847 SH       SOLE                  1323847
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    12544   840195 SH       SOLE                   840195
MERCK & CO INC NEW             COM              58933Y105    13336   381348 SH       SOLE                   381348
MICROSOFT CORP                 COM              594918104    14500   630160 SH       SOLE                   630160
MONTGOMERY STR INCOME SECS I   COM              614115103     1985   126513 SH       SOLE                   126513
NEWCASTLE INVT CORP            COM              65105M108     1225   457226 SH       SOLE                   457226
OWENS ILL INC                  COM NEW          690768403    10312   389864 SH       SOLE                   389864
PRESTIGE BRANDS HLDGS INC      COM              74112D101     1823   257519 SH       SOLE                   257519
PARK OHIO HLDGS CORP           COM              700666100     5670   394041 SH       SOLE                   394041
PARKWAY PPTYS INC              COM              70159Q104     4578   314200 SH       SOLE                   314200
Q E P INC                      COM              74727K102     4777   352810 SH       SOLE                   352810
RCN CORP                       COM NEW          749361200    11593   782810 SH       SOLE                   782810
SANDRIDGE ENERGY INC           COM              80007P307      120    20600 SH       SOLE                    20600
SAFEGUARD SCIENTIFICS INC      COM NEW          786449207      958    90705 SH       SOLE                    90705
ISTAR FINL INC                 COM              45031U101        0    35430 SH       SOLE                    35430
SPECTRUM BRANDS INC            COM NEW          84762L204     5302   209073 SH       SOLE                   209073
SEMPRA ENERGY                  COM              816851109    14510   310114 SH       SOLE                   310114
SOUTHERN UN CO NEW             COM              844030106      415    18983 SH       SOLE                    18983
SAFEWAY INC                    COM NEW          786514208    15750   801102 SH       SOLE                   801102
TORCHMARK CORP                 COM              891027104    16603   335351 SH       SOLE                   335351
TERRENO RLTY CORP              COM              88146M101     1729    97623 SH       SOLE                    97623
TRAVELERS COMPANIES INC        COM              89417E109    15292   310499 SH       SOLE                   310499
TESORO CORP                    COM              881609101     8180   700918 SH       SOLE                   700918
UNITRIN INC                    COM              913275103    20256   791243 SH       SOLE                   791243
VALERO ENERGY CORP NEW         COM              91913Y100    11281   627430 SH       SOLE                   627430
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    22697  1098083 SH       SOLE                  1098083
WINN DIXIE STORES INC          COM NEW          974280307     6034   625984 SH       SOLE                   625984
WILMINGTON TRUST CORP          COM              971807102     3868   348785 SH       SOLE                   348785
WILLIAMS COS INC DEL           COM              969457100    10371   567334 SH       SOLE                   567334
WESCO FINL CORP                COM              950817106    12020    37192 SH       SOLE                    37192
WHITE MTNS INS GROUP LTD       COM              G9618E107    17926    55293 SH       SOLE                    55293
XL CAP LTD                     CL A             G98255105    23481  1466620 SH       SOLE                  1466620
YRC WORLDWIDE INC              COM              984249102     3959 26393898 SH       SOLE                 26393898
ASBURY AUTOMOTIVE GROUP INC    NOTE 3.000% 9/1  043436AG9     6134  6861000 SH       SOLE                  6861000
COVANTA HLDG CORP              DBCV 1.000% 2/0  22282EAA0     3167  3388000 SH       SOLE                  3388000
DST SYS INC DEL                DBCV 8/1         233326AD9     4042  3966000 SH       SOLE                  3966000
DST SYS INC DEL                DBCV 4.125% 8/1  233326AE7     1119  1149000 SH       SOLE                  1149000
NII HLDGS INC                  NOTE 3.125% 6/1  62913FAJ1    18949 20084000 SH       SOLE                 20084000
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4     9620 21958000 SH       SOLE                 21958000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3    14765 15412000 SH       SOLE                 15412000